Other payables and accrued liabilities (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Payables and Accruals [Abstract]
Other Accounts Payable and Accrued Liabilities	$ 757,622		$ 180,237
Net Proceeds From Short term Loans From Others	$ 670,000